Management of financial risks - Exchange rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
NIS
Disclosure of exchange rates [Line items]
Closing rate	3.51590	3.92758	3.87700
Average rate	3.82077	3.92330	3.99220
AUD
Disclosure of exchange rates [Line items]
Closing rate	1.56150	1.58636	1.60102
Average rate	1.57494	1.65548	1.61057
USD
Disclosure of exchange rates [Line items]
Closing rate	1.13260	1.22239
Average rate	1.18274	1.15189